Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss		¥ (159,590)	¥ (91,022)	¥ (146,461)
Less: accretions to preferred shares redemption value		(762,169)	(188,271)	101,467
Net loss attributable to Cheche’s ordinary shareholders		¥ (921,759)	¥ (279,293)	¥ (44,994)
Denominator:
Weighted average number of ordinary shares outstanding, basic (in Shares)	[1]	45,415,205	31,780,394	33,831,133
Weighted average number of ordinary shares outstanding, diluted (in Shares)	[2]	45,415,205	31,780,394	33,831,133
Basic net loss per share attributable to Cheche’s ordinary shareholders (in Yuan Renminbi per share)		¥ (20.3)	¥ (8.79)	¥ (1.33)
Diluted net loss per share attributable to Cheche’s ordinary shareholders (in Yuan Renminbi per share)		¥ (20.3)	¥ (8.79)	¥ (1.33)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).
[2]	For the years ended December 31, 2021, 2022 and 2023, the Company had potential ordinary shares, including preferred shares, restricted shares and share options. On a weighted average basis, 28,672,636, 35,185,538 and 24,777,946 preferred shares, 941,263, 1,032,167 and 523,097 restricted shares, and 8,202,538, 7,975,942 and 822,952 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the years ended December 31, 2021, 2022 and 2023, respectively.